Quarterly Holdings Report
for
Fidelity Advisor® Industrials Fund
April 30, 2024
AFCY-NPRT3-0624
1.800323.120
Common Stocks - 99.0%
	Shares	Value ($)
Aerospace & Defense - 21.9%
Aerospace & Defense - 21.9%
Axon Enterprise, Inc. (a)	2,700	846,882
General Dynamics Corp.	43,000	12,344,870
General Electric Co.	218,637	35,379,840
Howmet Aerospace, Inc.	293,958	19,621,697
Huntington Ingalls Industries, Inc.	9,500	2,630,835
Loar Holdings, Inc.	500	26,160
Lockheed Martin Corp.	8,120	3,775,232
The Boeing Co. (a)	130,404	21,887,007
TransDigm Group, Inc.	17,114	21,358,785
		117,871,308
Air Freight & Logistics - 3.8%
Air Freight & Logistics - 3.8%
FedEx Corp.	78,600	20,575,908
Building Products - 9.5%
Building Products - 9.5%
Carlisle Companies, Inc.	19,524	7,580,193
Fortune Brands Innovations, Inc.	43,100	3,150,610
Johnson Controls International PLC	106,157	6,907,636
Simpson Manufacturing Co. Ltd.	31,779	5,526,050
The AZEK Co., Inc. (a)	162,300	7,407,372
Trane Technologies PLC	65,400	20,754,036
		51,325,897
Commercial Services & Supplies - 2.9%
Diversified Support Services - 0.8%
Cintas Corp.	6,200	4,081,708
Environmental & Facilities Services - 2.1%
Waste Connections, Inc. (United States)	71,600	11,605,644
TOTAL COMMERCIAL SERVICES & SUPPLIES		15,687,352
Construction & Engineering - 3.9%
Construction & Engineering - 3.9%
Comfort Systems U.S.A., Inc.	8,500	2,629,985
Quanta Services, Inc.	44,700	11,557,632
Willscot Mobile Mini Holdings (a)	191,100	7,063,056
		21,250,673
Construction Materials - 1.3%
Construction Materials - 1.3%
Eagle Materials, Inc.	27,300	6,844,383
Electrical Equipment - 10.4%
Electrical Components & Equipment - 8.7%
AMETEK, Inc.	49,734	8,686,540
Eaton Corp. PLC	64,516	20,532,862
Regal Rexnord Corp.	91,005	14,685,477
Vertiv Holdings Co.	34,900	3,245,700
		47,150,579
Heavy Electrical Equipment - 1.7%
GE Vernova LLC	58,059	8,924,249
TOTAL ELECTRICAL EQUIPMENT		56,074,828
Ground Transportation - 14.3%
Cargo Ground Transportation - 6.0%
Knight-Swift Transportation Holdings, Inc. Class A	240,000	11,095,200
Saia, Inc. (a)	32,400	12,857,292
XPO, Inc. (a)	75,400	8,102,484
		32,054,976
Passenger Ground Transportation - 2.7%
Uber Technologies, Inc. (a)	217,900	14,440,233
Rail Transportation - 5.6%
CSX Corp.	67,483	2,241,785
Union Pacific Corp.	118,700	28,150,892
		30,392,677
TOTAL GROUND TRANSPORTATION		76,887,886
Household Durables - 1.3%
Homebuilding - 1.3%
TopBuild Corp. (a)	16,700	6,757,989
Machinery - 22.8%
Agricultural & Farm Machinery - 1.3%
Deere & Co.	17,300	6,771,393
Construction Machinery & Heavy Transportation Equipment - 1.9%
Caterpillar, Inc.	30,000	10,037,100
Industrial Machinery & Supplies & Components - 19.6%
Chart Industries, Inc. (a)(b)	67,500	9,724,050
Dover Corp.	97,100	17,410,030
Fortive Corp.	140,775	10,596,134
Ingersoll Rand, Inc.	282,443	26,357,581
ITT, Inc.	137,809	17,824,216
Parker Hannifin Corp.	43,813	23,874,142
		105,786,153
TOTAL MACHINERY		122,594,646
Professional Services - 3.4%
Research & Consulting Services - 3.4%
KBR, Inc.	124,200	8,065,548
Leidos Holdings, Inc.	74,000	10,376,280
		18,441,828
Trading Companies & Distributors - 3.5%
Trading Companies & Distributors - 3.5%
United Rentals, Inc.	9,400	6,279,106
W.W. Grainger, Inc.	7,900	7,278,665
Watsco, Inc. (b)	11,800	5,283,096
		18,840,867
TOTAL COMMON STOCKS (Cost $397,290,712)		533,153,565

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	6,387,550	6,388,828
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	15,101,990	15,103,500
TOTAL MONEY MARKET FUNDS (Cost $21,492,328)		21,492,328

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $418,783,040)	554,645,893
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(16,157,124)
NET ASSETS - 100.0%	538,488,769

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,126,016	71,229,125	66,966,319	78,230	6	-	6,388,828	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	124,606,036	109,502,536	4,138	-	-	15,103,500	0.1%
Total	2,126,016	195,835,161	176,468,855	82,368	6	-	21,492,328

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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